SUPPLEMENT DATED AUGUST 15, 2005 TO THE PROSPECTUSES

DATED MAY 2, 2005

JNL® VARIABLE FUND LLC

JNLNY® VARIABLE FUND I LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Please change all references in the prospectus for the "JNL/Mellon Capital Management The DowSM 10 Fund" to "JNL/Mellon Capital Management DowSM 10 Fund."

Please change all references in the prospectus for the "JNL/Mellon Capital Management The S&P® 10 Fund" to "JNL/Mellon Capital Management S&P® 10 Fund."

The second paragraph in the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the Fund" for the JNL/Mellon Capital Management DowSM 10 Fund should be deleted in its entirety and replaced with the following:

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 10 selected companies according to the approximate current percentage relationship among the common stocks.

The second paragraph in the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the Fund" for the JNL/Mellon Capital Management S&P® 10 Fund should be deleted in its entirety and replaced with the following:

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 10 selected companies according to the approximate current percentage relationship among the common stocks.

The second paragraph in the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the Fund" for the JNL/Mellon Capital Management Global 15 Fund should be deleted in its entirety and replaced with the following:

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 15 selected companies according to the approximate current percentage relationship among the common stocks.

The second paragraph in the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the Fund" for the JNL/Mellon Capital Management 25 Fund should be deleted in its entirety and replaced with the following:

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 25 selected companies according to the approximate current percentage relationship among the common stocks.

The second paragraph in the section entitled "Additional Information About the Principal Investment Strategies, Other Investments and Risks of the Fund" for the JNL/Mellon Capital Management Select Small-Cap Fund should be deleted in its entirety and replaced with the following:

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the companies selected according to the approximate current percentage relationship among the common stocks.

The third paragraph in the section entitled "Principal Investment Strategies" for the JNL/Mellon Capital Management Nasdaq® 15 Fund and should be deleted in its entirety and replaced with the following:

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 15 selected companies according to the approximate current percentage relationship among the common stocks.

The third paragraph in the section entitled "Principal Investment Strategies" for the JNL/Mellon Capital Management Value Line® 25 Fund should be deleted in its entirety and replaced with the following:

Between Stock Selection Dates, when cash inflows and outflows require, the Sub-Adviser purchases and sells common stocks of the 25 selected companies according to the approximate current percentage relationship among the common stocks.

The fifth paragraph in the section entitled "Principal Investment Strategies" for the JNL/Mellon Capital Management JNL 5 Fund should be deleted in its entirety and replaced with the following:

Between Stock Selection Dates, when cash inflows and outflows require, the JNL 5 Fund purchases and sells common stocks of the five specialized strategies according to the approximate current percentage relationship among the common stocks.

The fourth paragraph in the section entitled "Principal Investment Strategies" for the JNL/Mellon Capital Management VIP Fund should be deleted in its entirety and replaced with the following:

Between Stock Selection Dates, when cash inflows and outflows require, the VIP Fund purchases and sells common stocks of the six specialized strategies according to the approximate current percentage relationship among the common stocks.

This Supplement is dated August 15, 2005.

(To be used with VC3656 Rev. 05/05, VC3652 Rev. 05/05, NV3174CE Rev. 05/05, VC4224 Rev. 5/05, NV4224 Rev. 05/05, VC5526 Rev. 05/05, NV5526 Rev. 05/05, FVC4224FT Rev. 05/05, VC5890 05/05, VC5869 05/05, NV5869 05/05, and NV5890 05/05.)

V5945 08/05

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